FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of the Company's financial assets and liabilities measured and recorded at fair value on recurring basis

	As of December 31, 2019				As of December 31, 2020
	Fair Value Measurement at the Reporting Date				Fair Value Measurement at the Reporting Date
	using				using
	Quoted				Quoted
	price in				price in
	active				active
	markets	Significant			markets	Significant
	for	other	Significant		for	other	Significant
	identical	observable	unobservable		identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$1,436	$—	$1,436	$—	$—	$—	$—
Contingent consideration	—	—	(1,032)	(1,032)	—	—	(2,059)	(2,059)
Total	$—	$1,436	$(1,032)	$404	$—	$—	$(2,059)	$(2,059)

Summary of additional information about the reconciliation of the fair value measurements using significant unobservable inputs level 3

Amounts
Balance at January 1, 2019	$105,670
Fair value change	(86,256)
Exchange difference	2,467
Contingent liability reclassified into equity	(20,849)
Balance at December 31, 2019	1,032
Fair value change	1,027
Exchange difference	—
Balance at December 31, 2020	$2,059